Non-current financial debts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of components of non-current financial debts [line items]
Total bonds	$ 28,429	$ 24,635
Liabilities to banks and other institutions	300	87
Total including current portion of non-current financial debt	28,729	24,722
Less current portion of non-current financial debt	(794)	(3,356)
Total non-current financial debts	$ 27,935	$ 21,366
Ratio fixed rate financial debt to total financial debt	83.00%	84.00%
Average interest rate on other bonds	5.30%	5.30%
Average interest rate on borrowings	3.30%	3.20%
Floating interest rate [member]
Disclosure of components of non-current financial debts [line items]
Bonds issued	$ 798
Fixed interest rate [member]
Disclosure of components of non-current financial debts [line items]
Bonds issued	27,131	$ 24,112
Other bonds	$ 500	$ 523